Stockholders' equity (Details Narrative) - 12 months ended Dec. 31, 2015 - USD ($) $ in Thousands	Total
Stockholders Equity Details Narrative
Authorized amount for repuchase of common stock	$ 1,500
Common stock repurchased during period	330,736
Preferred stock authorized for sale	$ 100